THIS FILING LISTS A SECURITY HOLDING REPORTED ON THE FORM 13F FILED ON
    NOVEMBER 14, 2012, PURSUANT TO A REQUEST FOR CONFIDENTIAL TREATMENT AND
         FOR WHICH CONFIDENTIAL TREATMENT EXPIRED ON FEBRUARY 14, 2013.


                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2012

Check here if Amendment |X|; Amendment Number: 2

     This Amendment (Check only one): |_| is a restatement.
                                      |X| adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    STARBOARD VALUE LP
Address: 830 Third Avenue, 3rd Floor
         New York, New York 10022

Form 13F File Number: 28-14564

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Jeffrey C. Smith
Title:   Managing Member, CEO and CIO
Phone:   (212) 845-7977

Signature, Place, and Date of Signing:

         /s/ Jeffrey C. Smith, New York, NY, February 14, 2013

Report Type (Check only one):

|X| 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

|_| 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

|_| 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                                         6
                                                              ------------------

Form 13F Information Table Entry Total:                                    1
                                                              ------------------

Form 13F Information Table Value Total:                               $5,424
                                                              ------------------
                                                                   (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.


         No.       Form 13F File Number       Name

         1         28-14565                   Starboard Value GP LLC

         2         28-14566                   Starboard Principal Co LP

         3         28-14567                   Starboard Principal Co GP LLC

         4         28-14568                   Jeffrey C. Smith

         5         28-14570                   Mark R. Mitchell

         6         28-14569                   Peter A. Feld

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
                                                     FORM 13F INFORMATION TABLE

          COLUMN 1               COLUMN 2    COLUMN 3  COLUMN 4      COLUMN 5       COLUMN 6   COLUMN 7             COLUMN 8
----------------------------- -------------- --------- -------- ------------------ ---------- -----------  -------------------------
                                                        VALUE    SHRS OR  SH/ PUT/ INVESTMENT    OTHER          VOTING AUTHORITY
       NAME OF ISSUER         TITLE OF CLASS   CUSIP   (x$1000)  PRN AMT  PRN CALL DISCRETION   MANAGER     SOLE     SHARED     NONE
----------------------------- -------------- --------- -------- --------- --- ---- ---------- -----------  --------- --------- -----
INTERNATIONAL RECTIFIER CORP  COM            460254105    5,424   325,000 SH        DEFINED   1,2,3,4,5,6  325,000

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